Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets are amortized	12 Months Ended
Dec. 31, 2022
Computer Software [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets are amortized [Line Items]
Depreciation Method	Sum of years
Depreciation period	5 years
Favorable lease [Member]
Basis of Presentation and Significant Accounting Policies (Details) - Schedule of intangible assets are amortized [Line Items]
Depreciation Method	Straight-line
Depreciation period	Lease term